Goodwill and Other Intangible Assets (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019
Goodwill	$ 385,409	$ 385,658
Amortization of intangible assets	$ 62		$ 61
Stratasys-Objet reporting unit [Member]
Percentage of fair value exceeding carrying value of reporting units		8.70%
Goodwill		$ 386
Expected cash flow period		5 years
Discount rate (as a percent)		13.50%
Growth rate (as a percent)		3.10%
Percentage of decrease in terminal year growth rate		1.00%
Percentage of increase in terminal year growth rate		1.00%
Change in fair value due to 1% decrease in terminal year growth rate		$ 45
Change in fair value due to 1% increase in terminal year growth rate		$ 81